Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss for the year	£ (27,632)	£ (32,021)	£ (40,533)
Basic and diluted weighted average number of shares	52,573	52,235	52,041
Basic loss per share	£ (0.53)	£ (0.61)	£ (0.78)
Diluted loss per share	£ (0.53)	£ (0.61)	£ (0.78)